DEBT 10Q (Details) (USD $)	3 Months Ended		12 Months Ended																																			3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Corporate Segment [Member]	Dec. 31, 2013 Corporate Segment [Member]	Dec. 31, 2012 Corporate Segment [Member]	Mar. 31, 2014 Brazil Segment [Member]	Dec. 31, 2013 Brazil Segment [Member]	Dec. 31, 2012 Brazil Segment [Member]	Mar. 31, 2014 Senior Revolving Note[Member] Corporate Segment [Member]	Dec. 31, 2013 Senior Revolving Note[Member] Corporate Segment [Member]	Dec. 31, 2012 Senior Revolving Note[Member] Corporate Segment [Member]	Mar. 31, 2014 Subordinated Notes, Net [Member] Corporate Segment [Member]	Dec. 31, 2013 Subordinated Notes, Net [Member] Corporate Segment [Member]	Dec. 31, 2012 Subordinated Notes, Net [Member] Corporate Segment [Member]	Mar. 31, 2014 Convertible Notes Payable To Former H&N Shareholders, Net [Member] Corporate Segment [Member]	Dec. 31, 2013 Convertible Notes Payable To Former H&N Shareholders, Net [Member] Corporate Segment [Member]	Mar. 31, 2014 Convertible Notes Payable To Private Placement Investors, Net [Member] Corporate Segment [Member]	Dec. 31, 2013 Convertible Notes Payable To Private Placement Investors, Net [Member] Corporate Segment [Member]	Mar. 31, 2014 Other [Member] Corporate Segment [Member]	Dec. 31, 2013 Other [Member] Corporate Segment [Member]	Dec. 31, 2012 Other [Member] Corporate Segment [Member]	Mar. 31, 2014 Other [Member] Brazil Segment [Member]	Dec. 31, 2013 Other [Member] Brazil Segment [Member]	Mar. 31, 2014 Capital Expansion Loans [Member] Brazil Segment [Member]	Dec. 31, 2013 Capital Expansion Loans [Member] Brazil Segment [Member]	Dec. 31, 2012 Capital Expansion Loans [Member] Brazil Segment [Member]	Mar. 31, 2014 Working Capital Lines of Credit [Member] Brazil Segment [Member]	Dec. 31, 2013 Working Capital Lines of Credit [Member] Brazil Segment [Member]	Dec. 31, 2012 Working Capital Lines of Credit [Member] Brazil Segment [Member]	Mar. 31, 2014 Advances on Export Letter of Credit [Member] Brazil Segment [Member]	Dec. 31, 2013 Advances on Export Letter of Credit [Member] Brazil Segment [Member]	Dec. 31, 2012 Advances on Export Letter of Credit [Member] Brazil Segment [Member]	Mar. 31, 2014 Special Tax Programs [Member] Brazil Segment [Member]	Dec. 31, 2013 Special Tax Programs [Member] Brazil Segment [Member]	Dec. 31, 2012 Special Tax Programs [Member] Brazil Segment [Member]	Jun. 30, 2013 Senior Convertible Debentures, Net [Member]	Mar. 31, 2013 Senior Convertible Debentures, Net [Member]	Mar. 31, 2013 Senior Convertible Debentures, Net [Member] Corporate Segment [Member]	Dec. 31, 2013 Senior Convertible Debentures, Net [Member] Corporate Segment [Member]	Dec. 31, 2012 Senior Convertible Debentures, Net [Member] Corporate Segment [Member]
Debt Instrument [Line Items]
Total debt	$ 21,862,000		$ 19,169,000	$ 19,584,000	$ 8,243,000	$ 6,250,000	$ 5,117,000	$ 13,619,000	$ 12,919,000	$ 14,467,000	$ 1,324,000	$ 1,988,000	$ 0	$ 4,425,000	$ 4,262,000	$ 0	$ 2,384,000	$ 0	$ 0	$ 0	$ 110,000	$ 0	$ 28,000	$ 161,000	$ 174,000	$ 4,786,000	$ 4,795,000	$ 5,555,000	$ 3,691,000	$ 3,213,000	$ 2,227,000	$ 2,412,000	$ 2,386,000	$ 3,953,000	$ 2,569,000	$ 2,351,000	$ 2,531,000				$ 0	$ 1,048,000
Current portion	8,421,000		8,250,000	8,003,000
Long-term portion	13,441,000		10,919,000	11,581,000
Outstanding principal amount of debentures converted																																						300,000	100,000	100,000
Number of common stock (in shares)																																						21,429	7,000	1,400,000
Conversion price (in dollars per share)																																						$ 14.00	$ 14.00	$ 0.07
Maximum loss recognized on the transaction	0	(32,000)	(2,891,000)	(4,941,000)																																		100,000	100,000	100,000
Market value of common stock issued																																						$ 400,000	$ 100,000	$ 100,000